Class A Ordinary Shares Subject to Possible Redemption (Details) - Schedule of Class A Ordinary Shares Subject to Possible Redemption Reflected on the Balance Sheets - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Class a Common Stock Reflected on the Balance Sheet [Abstract]
Gross Proceeds				$ 287,500,000
Less:
Proceeds allocated to Public Warrants				(10,350,000)
Class A ordinary shares issuance costs				(15,806,778)
Plus:
Accretion of carrying value to redemption value				26,156,778
Class A ordinary shares subject to possible redemption	$ 21,071,880	$ 20,892,146	$ 291,425,100	$ 287,500,000
Increase in Class A ordinary shares subject to possible redemption	$ 179,734	1,406,202	3,925,100
Less:
Redemption of Class A ordinary shares subject to possible redemption		$ (271,939,156)	$ (3,925,100)